SEGMENT AND GEOGRAPHICAL INFORMATION (Summary of Operating Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 345,221	$ 297,682	$ 255,576
Depreciation and amortization	1,897	1,416	893
Income (loss) from continuing operations	(11,064)	5,865	2,342
Goodwill	695	1,044	314
Total assets from continuing operations	73,782	70,457	46,303
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	45	46	10
Income (loss) from continuing operations	(6,205)	(9,569)	(6,052)
Goodwill
Total assets from continuing operations	329	4,089	117
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	329,150	292,393	252,878
Depreciation and amortization	1,756	1,333	846
Income (loss) from continuing operations	(9,163)	16,078	10,654
Goodwill	695	1,044	314
Total assets from continuing operations	66,373	63,742	45,406
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	16,071	5,289	2,698
Depreciation and amortization	96	37	37
Income (loss) from continuing operations	4,304	(644)	(2,260)
Goodwill
Total assets from continuing operations	$ 7,080	$ 2,626	$ 780